Submission	Oct. 27, 2026
Submission [Line Items]
Central Index Key	0001912165
Registrant Name	Heroic Empire Acquisition Ltd
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES